Discontinued Operations (Tables)	12 Months Ended
Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Discontinued Operations (Tables) [Line Items]
Schedule of Discontinued Operations	Following ate the consolidated balance sheets of the discontinued operations:
	December 30, 2023	December 31, 2022
Cash	28	537
Accounts receivable	4,039	2,318
Prepaid expenses	319	218
Deposits	258	254
Fixed assets, net	622	759
Intangible Assets		4,545
Other current assets	3,850	2,058
Current assets held for sale	9,116	10,689

Accounts payable and accrued expenses	6,039	2,604
Other current liabilities	4,038	3,799
(Loss) Gain recognized on held for sale
Current liabilities held for sale	10,077	6,403
	Fiscal Years Ended
	December 30, 2023	December 31, 2022
Revenue	$57,417	$60,033
Cost of Revenue, excluding depreciation and amortization stated below	50,089	50,013
Gross Profit	7,328	10,020

Operating Expenses:
Selling, general and administrative expenses	(10,336)	(11,712)
Other Expenses Net	(6,006)	(10,804)
Operating Loss	(9,014)	(12,496)
Benefit (Provision) from Income taxes	(0)	387
Net Loss from discontinued Operations	(9,014)	(12,109)
	Fiscal Years Ended
	December 30, 2023	December 31, 2022
Operating Activities
Depreciation and amortization	$1,358	$1,031
Investing Activities
Purchase of property and equipment	298	581